Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Net realized investment (losses) gains on fixed maturities and short-term investments	$(4,041)	$859	$19,893
Net realized investment gains on equities	121,378	461,041	78,501
Net realized investment (losses) gains on other invested assets	(6,188)	9,781	103,011
Net realized investment gains	$111,149	$471,681	$201,405
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$390,712	$(1,807,048)	$(558,466)
Change in net unrealized investment gains (losses) on equities	43,420	(505,072)	198,780
Change in net unrealized investment (losses) gains on other invested assets	(20,975)	(123,694)	196,926
Net other realized and unrealized investment losses	(1,761)	(2,672)	(848)
Change in net unrealized investment gains (losses)	$411,396	$(2,438,486)	$(163,608)
Impairment loss on investments in real estate	$(5,119)	$(2,209)	$—
Net realized and unrealized investment gains (losses)	$517,426	$(1,969,014)	$37,797

Net investment income
The components of net investment income for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Fixed maturities	$424,205	$310,152	$301,391
Short-term investments and cash and cash equivalents	75,467	17,477	4,860
Other invested assets	176,065	99,375	90,442
Equities	19,693	11,118	12,686
Funds held and other (1)	6,950	10,801	17,871
Investment expenses	(56,695)	(50,575)	(50,781)
Net investment income	$645,685	$398,348	$376,469

(1)The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.2% to 10.5%, 0.1% to 10.9% and 0.1% to 7.3% for the years ended December 31, 2023, 2022 and 2021, respectively.